Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Montgomery Funds
Entity Central Index Key	0001409957
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000054090
Shareholder Report [Line Items]
Fund Name	Market Neutral Fund
Class Name	Investor Shares
Trading Symbol	VMNFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Market Neutral Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$204	1.95%

Expenses Paid, Amount	$ 204
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund outperformed its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  The Fund’s positions in five of 11 industry sectors, most notably financials, consumer discretionary, and industrials, helped relative performance. The largest drags came from the Fund's positions in communication services and health care.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Shares	Spliced Market Neutral Index in USD	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$50,000	$50,000	$50,000
2016	$51,238	$50,025	$50,457
2016	$48,762	$50,057	$51,776
2016	$48,350	$50,092	$54,072
2016	$51,308	$50,134	$56,310
2017	$50,067	$50,194	$59,572
2017	$49,032	$50,286	$61,363
2017	$48,866	$50,414	$64,166
2017	$48,798	$50,555	$68,226
2018	$49,540	$50,731	$67,814
2018	$49,080	$50,953	$70,440
2018	$50,336	$51,207	$75,446
2018	$49,088	$51,497	$64,613
2019	$46,513	$51,804	$73,685
2019	$43,891	$52,122	$76,697
2019	$45,160	$52,415	$77,569
2019	$44,392	$52,657	$84,578
2020	$42,210	$52,861	$66,850
2020	$42,167	$52,933	$81,616
2020	$41,206	$52,950	$89,022
2020	$39,253	$52,963	$102,162
2021	$42,020	$52,972	$108,750
2021	$42,898	$52,976	$117,763
2021	$44,303	$52,981	$117,624
2021	$48,375	$52,987	$128,374
2022	$50,530	$53,002	$121,443
2022	$51,937	$53,078	$100,996
2022	$52,817	$53,317	$96,387
2022	$54,895	$53,783	$103,304
2023	$54,190	$54,386	$110,788
2023	$55,387	$55,067	$120,085
2023	$59,817	$55,826	$116,135
2023	$61,614	$56,611	$130,224
2024	$65,041	$57,387	$143,306
2024	$64,761	$58,173	$147,948
2024	$67,091	$58,970	$157,061
2024	$65,215	$59,694	$161,315
2025	$65,137	$60,352	$153,460
2025	$67,500	$61,012	$170,475
2025	$69,863	$61,686	$184,483
2025	$71,206	$62,318	$188,827

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	9.19%	12.65%	3.60%
Spliced Market Neutral Index in USD	4.40%	3.31%	2.23%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 379,000,000
Holdings Count | Holding	501
Advisory Fees Paid, Amount	$ 133,000
InvestmentCompanyPortfolioTurnover	108.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$379
Number of Portfolio Holdings	501
Portfolio Turnover Rate	108%
Total Investment Advisory Fees (in thousands)	$133

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Sector	Long Portfolio	Short Portfolio
Communication Services	3.8%	4.0%
Consumer Discretionary	12.9%	12.9%
Consumer Staples	2.4%	2.5%
Energy	3.5%	3.4%
Financials	19.4%	19.3%
Health Care	13.9%	13.9%
Industrials	14.4%	14.0%
Information Technology	10.4%	10.3%
Materials	5.1%	4.8%
Real Estate	6.9%	7.0%
Utilities	3.4%	3.3%
Other Assets and Liabilities—Net	3.9%	4.6%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000054091
Shareholder Report [Line Items]
Fund Name	Market Neutral Fund
Class Name	Institutional Shares
Trading Symbol	VMNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Market Neutral Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$198	1.89%

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	1.89%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund outperformed its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  The Fund’s positions in five of 11 industry sectors, most notably financials, consumer discretionary, and industrials, helped relative performance. The largest drags came from the Fund's positions in communication services and health care.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	Spliced Market Neutral Index in USD	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$5,000,000	$5,000,000	$5,000,000
2016	$5,124,275	$5,002,500	$5,045,710
2016	$4,879,867	$5,005,746	$5,177,623
2016	$4,838,442	$5,009,248	$5,407,249
2016	$5,135,027	$5,013,353	$5,630,969
2017	$5,011,316	$5,019,425	$5,957,153
2017	$4,907,261	$5,028,572	$6,136,335
2017	$4,894,774	$5,041,409	$6,416,589
2017	$4,887,022	$5,055,521	$6,822,613
2018	$4,962,705	$5,073,137	$6,781,361
2018	$4,916,364	$5,095,260	$7,044,028
2018	$5,042,749	$5,120,738	$7,544,632
2018	$4,918,811	$5,149,692	$6,461,257
2019	$4,660,499	$5,180,426	$7,368,451
2019	$4,396,617	$5,212,200	$7,669,693
2019	$4,528,558	$5,241,518	$7,756,869
2019	$4,452,722	$5,265,700	$8,457,782
2020	$4,233,956	$5,286,122	$6,684,963
2020	$4,229,559	$5,293,259	$8,161,584
2020	$4,137,230	$5,294,962	$8,902,215
2020	$3,937,169	$5,296,260	$10,216,212
2021	$4,215,868	$5,297,216	$10,875,022
2021	$4,304,343	$5,297,600	$11,776,332
2021	$4,445,905	$5,298,080	$11,762,388
2021	$4,858,193	$5,298,697	$12,837,440
2022	$5,070,961	$5,300,182	$12,144,291
2022	$5,217,238	$5,307,823	$10,099,598
2022	$5,301,459	$5,331,653	$9,638,725
2022	$5,512,621	$5,378,268	$10,330,405
2023	$5,442,486	$5,438,605	$11,078,755
2023	$5,567,600	$5,506,709	$12,008,537
2023	$6,014,438	$5,582,608	$11,613,496
2023	$6,192,543	$5,661,062	$13,022,396
2024	$6,534,551	$5,738,680	$14,330,590
2024	$6,511,045	$5,817,298	$14,794,802
2024	$6,750,802	$5,897,041	$15,706,112
2024	$6,558,790	$5,969,416	$16,131,497
2025	$6,551,925	$6,035,165	$15,345,977
2025	$6,790,539	$6,101,185	$17,047,507
2025	$7,029,152	$6,168,617	$18,448,322
2025	$7,166,975	$6,231,837	$18,882,651

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	9.27%	12.73%	3.67%
Spliced Market Neutral Index in USD	4.40%	3.31%	2.23%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 379,000,000
Holdings Count | Holding	501
Advisory Fees Paid, Amount	$ 133,000
InvestmentCompanyPortfolioTurnover	108.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$379
Number of Portfolio Holdings	501
Portfolio Turnover Rate	108%
Total Investment Advisory Fees (in thousands)	$133

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Sector	Long Portfolio	Short Portfolio
Communication Services	3.8%	4.0%
Consumer Discretionary	12.9%	12.9%
Consumer Staples	2.4%	2.5%
Energy	3.5%	3.4%
Financials	19.4%	19.3%
Health Care	13.9%	13.9%
Industrials	14.4%	14.0%
Information Technology	10.4%	10.3%
Materials	5.1%	4.8%
Real Estate	6.9%	7.0%
Utilities	3.4%	3.3%
Other Assets and Liabilities—Net	3.9%	4.6%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature